Cover	Nov. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-40874
Entity Registrant Name	CINGULATE INC.
Entity Central Index Key	0001862150
Entity Tax Identification Number	86-3825535
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1901 W. 47th Place
Entity Address, City or Town	Kansas City
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66205
City Area Code	(913)
Local Phone Number	942-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CING
Security Exchange Name	NASDAQ
Warrants, exercisable for common stock
Title of 12(b) Security	Warrants, exercisable for common stock
Trading Symbol	CINGW
Security Exchange Name	NASDAQ